Compensation of the board of directors and key management personnel (Tables)	12 Months Ended
Dec. 31, 2022
Compensation of the board of directors and key management personnel
Summary of compensation paid to key management personnel for employee services

	Years Ended December 31,
in €‘000	2020	2021	2022
Short-term employee benefits	3,127	6,677	10,023
Post-employment pension and medical benefits	386	357	456
Share-based payments	1,093	4,280	3,232
Total	4,606	11,314	13,711